Trade and other payables (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current
Current trade payables	$ 26,983	$ 21,575
Current payables to related parties	1,857	2,120
Other current payables	11,632	12,079
Trade and other current payables financial liabilities	40,472	35,774
Non-current
Non-current trade payables	0	0
Non-current payables to related parties	0	0
Other payables	13,582	13,760
Trade and other noncurrent payables financial liabilities	13,582	13,760
Current
Other current payables non-financial liabilities	3,737	2,141
Non-current
Other non-current payables non-financial liabilities	307	186
Trade and other current payables	44,209	37,915
Trade and other non-current payables	$ 13,889	$ 13,946